SHORT-TERM BANK CREDIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term bank credit		$ 7,567
Weighted average interest
Short-term bank credit	0.60%	4.20%
Short-term and revolving credit lines	$ 207	$ 13,406
Israel [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Dec. 31, 2020